Vanguard® High-Yield Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (96.7%)
Alabama (1.5%)
	Birmingham AL GO	5.000%	3/1/40	3,010	3,535
	Birmingham AL GO	5.000%	3/1/45	4,050	4,749
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,694
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	27,359
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,500	2,911
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	3,000	3,091
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	21,415	26,968
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	6,785	7,893
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,575	14,838
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	3,200	3,923
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	9,205
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	3,493
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	4,354
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	40,469
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	28,411
[2,3]	Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/23	0.000%	10/1/38	7,520	7,776
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	3,111
	Selma Industrial Development Board Industrial Revenue	5.375%	12/1/35	4,000	4,062
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,370	5,857
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	1,385	1,517
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	20,330	24,498
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	12/1/31	31,510	39,637
[4]	Tuscaloosa County IDA Industrial Revenue (Hunt Refining Project)	4.500%	5/1/32	1,858	2,034
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	575	755
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	2,434
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,300
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	1,845	2,241
					280,417
Alaska (0.1%)
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,792
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,792
					11,584
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	1,500	1,884
[4]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,972
					5,856
Arizona (1.4%)
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	8,250	8,448
[4]	Arizona IDA Charter School Aid Revenue	3.000%	12/15/31	660	704
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	1,325	1,534
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/40	920	1,080
[4]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/41	725	807
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	2,473
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,914
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/50	2,365	2,701
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/50	1,500	1,735
[4]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/51	925	1,015
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,919
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	1,010
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	2,154
	Arizona IDA Charter School Aid Revenue (Greathearts AZ Projects)	4.000%	7/1/31	310	370
	Arizona IDA Charter School Aid Revenue (Greathearts AZ Projects)	4.000%	7/1/41	405	472
	Arizona IDA Charter School Aid Revenue (Greathearts AZ Projects)	4.000%	7/1/52	840	965
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	758
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	805
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	3,247
[5]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,436
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,694
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,456
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,840
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	11,812
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	28,465	34,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	5,617
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,656
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	2,384
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,703
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	1,075
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	6,909
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	272
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	811
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,595
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	490
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	396
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	663
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	1,650	2,029
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,525	2,956
[4]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	300	323
[4]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	487
[4]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	2,264
[4]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	7,932
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/51	3,300	3,519
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,234
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	1,260	1,555
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	1,700	2,097
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	2,205	2,721
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	4,500	5,304
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	6,000	7,035
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	6,173
[4]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/47	8,650	8,798
[4]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/52	3,365	3,421
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/37	1,000	1,172
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/38	1,000	1,170
[4]	Pima County IDA Charter School Aid Revenue	4.125%	6/15/29	3,650	3,704
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/49	2,475	2,645
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/52	2,150	2,295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/30	5,000	6,705
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	7,500	9,868
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	13,000	17,425
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,635
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	10,453
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	17,105	21,462
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,764
	Yavapai County IDA Resource Recovery Revenue PUT	2.200%	6/3/24	2,100	2,212
					259,667
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,679
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,645	1,829
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,584
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	5,430	6,803
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	620	726
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	7,568
[4]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	2,000	2,238
					26,427
California (9.1%)
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	1,000	874
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	3,750	4,283
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,030	4,887
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,240	2,714
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	1,500	1,708
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	15,420	18,214
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project)	5.000%	10/1/45	1,340	1,574
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	5,377
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/43	5,000	5,995
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/49	1,000	1,199
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	6,000	7,096
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	2,000	2,358
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,000	5,650
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,500	6,148
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	10,000	11,068
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	8/1/49	2,000	2,319
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	24,000	27,966
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	14,750	16,373
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	5,461
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	5,452
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	13,000	14,888
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	4,169
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,192
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,346
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	1,250	1,568
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,804
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	3,120
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	12,082
	California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/49	900	1,018
	California GO	5.000%	3/1/35	6,160	8,139
	California GO	4.000%	9/1/37	1,470	1,703
[6]	California GO	5.000%	9/1/41	4,500	6,055
	California GO	3.000%	12/1/43	1,500	1,652
	California GO	3.000%	12/1/46	3,000	3,278
	California GO	5.000%	12/1/46	2,500	3,285
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,486
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	4,665	4,937
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,625	3,229
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	9,100	10,191
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	5,250	6,428
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	3,350	3,978
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	4,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	5,500	6,706
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	11,455	13,547
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	5,120	6,151
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	13,290	15,443
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,000	6,662
	California Housing Finance Local or Guaranteed Housing Revenue	3.500%	11/20/35	7,961	9,483
[8]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.370%	8/1/24	1,500	1,500
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	3,750	3,999
[8]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.720%	6/1/26	1,000	1,013
[4]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	430	496
[4]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/38	840	990
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,135	1,308
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,597
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,255
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	2,308
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,665	6,866
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	6,690
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	6,027
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,565	5,251
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,900	4,566
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	4,313
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,914
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	2,395
	California Municipal Finance Authority Port, Airport & Marina Revenue	5.000%	12/31/33	4,000	4,986
[2]	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/47	8,000	9,128
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,381
[4]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	0.200%	10/15/21	8,000	8,000
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	4,125	4,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	6,790	6,888
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/36	1,160	1,397
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,813
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	1,260	1,473
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	1,235	1,436
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	360	444
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/32	5,000	6,176
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	10,000	11,154
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	7,921
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/31	10,305	12,076
	California State University College & University Revenue	4.000%	11/1/38	5,560	6,372
	California State University College & University Revenue	4.000%	11/1/45	2,750	3,124
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,120	1,376
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	15,650	17,881
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	18,125	20,550
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	1,500	1,768
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	2,650	3,106
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,383
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	3,142
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	4,510	4,835
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,000	1,119
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/56	5,965	6,757

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	23,915
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,173
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	10,010
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	6,630	8,834
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,835
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	5,935
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,450	1,583
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	10,000	10,542
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	10,000	10,886
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	1,125	1,239
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	585	644
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	9,850	10,299
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	5,250	5,263
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	5,315
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	5,277
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	5,000	5,395
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	6,500	7,729
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	15,000	15,383
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,450	23,958
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/56	7,000	7,805
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	9,468
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	12/1/56	5,000	5,563
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,490	2,727
	El Camino Healthcare District GO	4.000%	8/1/35	4,290	4,994
	El Camino Healthcare District GO	4.000%	8/1/36	6,000	6,972
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/38	1,465	1,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	612
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/44	1,000	1,212
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/49	1,600	1,929
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9,162	10,845
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	6,000	7,354
[7]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/27	10,000	9,458
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,565	5,359
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	15,100	17,862
[5]	Hayward Unified School District GO	4.000%	8/1/43	18,500	21,707
[5]	Hayward Unified School District GO	4.000%	8/1/48	3,500	4,084
[2]	Hayward Unified School District GO	4.000%	8/1/50	5,000	5,907
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/49	1,000	1,195
	Irvine Unified School District Special Tax Revenue	5.000%	3/1/57	7,285	8,660
	La Canada Unified School District GO	4.000%	8/1/49	1,000	1,164
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/32	3,500	3,806
	Lee Lake Public Financing Authority Special Tax Revenue	5.125%	9/1/35	2,350	2,554
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/30	2,000	2,321
	Long Beach Unified School District GO	5.000%	8/1/35	7,225	8,721
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	8,684
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	780	885
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	9,925	10,978
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	100	113
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,200	1,445
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,300	1,565
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,865
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,286
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	2,810	3,757
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/34	2,500	2,835
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,930	3,898
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,750	2,030
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	2,182
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	5,000	6,509
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	1,500	1,697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	2,203
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	4,735	6,236
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	12,530	16,182
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	6,000	6,943
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,000	9,527
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	19,000	24,375
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	3,506
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/50	5,000	5,860
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	5,500	7,023
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,050	5,381
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	18,280	23,025
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	1,355	1,602
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	8,300	9,617
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,345	7,339
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	2,575	2,971
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	4,000	4,075
[8]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.160%	5/21/24	1,500	1,500
[8]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.160%	5/21/24	1,000	1,000
[8]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.160%	5/21/24	1,500	1,500
	Modesto Elementary School District County GO	3.000%	8/1/46	2,270	2,445
	Modesto Elementary School District County GO	3.000%	8/1/50	2,755	2,959
[5]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/43	1,965	2,335
[5]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	5,749
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/26	2,000	2,405
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	1,500	1,943
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	1,855	2,444
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,502
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	1,750	2,343
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	1,500	1,826

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,450	3,263
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,822
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,210	2,933
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,818
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	3,050
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,693
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	3,032
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,000	6,004
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	1,100	1,275
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	1,000	1,178
	Oakland Unified School District/Alameda County GO, Prere.	5.500%	8/1/22	3,000	3,158
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,340
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,336
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	789
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	645
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	613
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	611
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	689
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	833
[9]	Palomar Health GO	0.000%	8/1/33	8,805	7,217
	Palomar Health GO	4.000%	8/1/35	4,000	4,506
[9]	Palomar Health GO	7.000%	8/1/38	10,740	15,361
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	5,525
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,335	3,984
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,485	2,961
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	4,221
[5]	Paramount Unified School District GO	3.000%	8/1/50	2,000	2,163
	Peralta Community College District GO	4.000%	8/1/39	5,000	5,500
	Peralta Community College District GO	4.000%	8/1/39	7,205	7,926
	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/28	2,400	3,038
	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/29	2,300	2,973
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	2,250	2,937
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	3,700	4,375
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	2,455	2,901
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34	2,950	3,476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/31	2,000	2,257
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	3,205	3,616
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	2,155	2,431
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	13,000	8,147
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	3,954
	Sacramento CA Special Tax Revenue	4.000%	9/1/41	1,285	1,471
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	3,299
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,812
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,500
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	7,052
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	7,429
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,525	3,033
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	6,000	7,207
[2]	San Bernardino City Unified School District GO	3.000%	8/1/44	11,000	12,027
	San Bernardino County CA (Capital Facilities Projects) COP, ETM	6.875%	8/1/24	16,160	17,808
	San Diego CA Unified School District GO	0.000%	7/1/30	15,000	13,636
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,721
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,224
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	500	611
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,274
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,220
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/44	3,000	3,476
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	2,750	3,334
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	3,109
	San Diego Tobacco Settlement Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	960	1,077
[1,4]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.460%	8/5/21	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	7,643
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	645	667
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/33	10,000	10,811
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	12,688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	12,903
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	9,443
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	3,253
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/39	2,500	2,790
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,664
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	4,525	5,589
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	5,000	6,067
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	9,320	11,452
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	67,525	83,880
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	23,975	29,738
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	9,935	13,347
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	7,585	10,045
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	7,919
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/28	1,510	1,576
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/30	1,000	1,041
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/33	1,335	1,387
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	3.000%	8/1/21	2,500	2,500
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/23	2,000	1,834
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	3,714
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,043
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	15,607
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	2,000	1,966
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	15,910	15,454
	San Mateo CA Special Tax Revenue	5.000%	9/1/42	2,000	2,079
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	7,093
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/32	11,300	12,752
[5]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/31	1,000	1,157
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	8,882
[11]	Ukiah CA Unified School District GO	0.000%	8/1/31	9,245	7,898
	University of California College & University Revenue	4.000%	5/15/34	5,000	5,492
[6]	University of California College & University Revenue	5.000%	5/15/42	4,500	5,923
	University of California College & University Revenue	5.000%	5/15/43	3,500	4,395
	University of California College & University Revenue	5.000%	5/15/43	3,955	4,951
	University of California College & University Revenue	5.000%	5/15/46	2,425	2,904
	University of California College & University Revenue	5.000%	5/15/48	1,500	1,879
	University of California College & University Revenue	3.000%	5/15/51	5,155	5,613
	University of California College & University Revenue	5.000%	5/15/58	15,185	18,926
	University of California College & University Revenue	5.250%	5/15/58	8,000	10,160
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	5,000	5,952
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	3,172
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,595
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,800	3,337
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	5,593
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	18,865	21,045
					1,706,963
Colorado (2.5%)
	Adonea Metropolitan District No. 2 GO	5.125%	12/1/37	3,195	3,298
	Adonea Metropolitan District No. 2 GO	5.125%	12/1/45	4,940	5,082
	Adonea Metropolitan District No. 2 GO	7.500%	12/15/45	3,111	3,171
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/42	555	599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/51	1,000	1,075
	Baseline Metropolitan District No. 1 GO	7.500%	12/15/51	2,190	2,201
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	538
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	697
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,374
[4]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,226
[4]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/49	1,300	1,439
	Broadway Station Metropolitan District No. 2 GO	5.000%	12/1/35	1,460	1,608
	Broadway Station Metropolitan District No. 2 GO	5.125%	12/1/48	5,250	5,742
	Bromley Park Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	1,071
[5]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	2,389
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,475	1,492
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	1,420	1,484
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	18,379
	Centerra Metropolitan District No.1 GO	4.000%	12/1/29	1,120	1,219
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	525	566
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	580	642
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/50	1,000	1,103
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	1,138
	Colorado COP	4.000%	3/15/30	6,000	7,166
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,805
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,935
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/28	2,300	2,667
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/30	1,615	1,850
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,529
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,555	4,561
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,000	3,838
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	7,250	8,213
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,775
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	500	591
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	2,066
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	475	561
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	6,855	8,260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	5,405	6,368
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	5,108
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	485	571
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,630	4,355
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	1,000	1,193
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	587
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	3,500	3,891
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	16,595	20,803
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	5,000	6,051
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	5,000	5,450
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/9/22	4,580	4,857
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	1,000	1,072
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	3,650	4,188
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	8,130	9,314
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	853
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,637
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	900	971
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	3,695	4,133
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,390	5,232
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	15,000	18,945
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	32,950	38,847
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,614
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	30,000	36,841
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/25	3,840	4,577
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	3,000	3,542
[4]	DIATC Metropolitan District GO	5.000%	12/1/39	1,245	1,358
[4]	DIATC Metropolitan District GO	5.000%	12/1/49	2,000	2,168
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	12,000	11,645
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	21,610	19,331
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	8,742
[8]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	700	701
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	3,276
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,957

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	2,680	2,752
	Hunters Overlook Metropolitan District No. 5 GO	5.000%	12/1/39	900	985
	Hunters Overlook Metropolitan District No. 5 GO	5.000%	12/1/49	1,000	1,089
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/39	5,500	7,016
[4]	Peak Metropolitan District No. 1 GO	4.000%	12/1/35	500	541
[4]	Peak Metropolitan District No. 1 GO	5.000%	12/1/41	500	558
[4]	Peak Metropolitan District No. 1 GO	5.000%	12/1/51	2,875	3,180
[4]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,000	1,012
[4]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	524
[4]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	2,000	2,143
[4]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	0.000%	12/1/25	400	350
[4]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	10,229
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,590	1,951
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	599
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,015	4,882
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	483
	Reunion Metropolitan District	3.625%	12/1/44	6,475	6,501
	Solaris Metropolitan District No. 3 GO	3.750%	12/1/26	618	642
	Solaris Metropolitan District No. 3 GO	5.000%	12/1/36	850	885
	Solaris Metropolitan District No. 3 GO	5.000%	12/1/46	1,880	1,956
	Southglenn Metropolitan District GO	3.500%	12/1/26	6,000	6,207
	Southglenn Metropolitan District GO	5.000%	12/1/30	2,285	2,371
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,867
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	2,590	2,949
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	370
	STC Metropolitan District No. 2 GO	5.000%	12/1/38	1,500	1,651
	STC Metropolitan District No. 2 GO	5.000%	12/1/49	1,500	1,638
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,850
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	750	795
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	8,000	8,480
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	12,500	13,242
[2]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,879
[2]	Vauxmont Metropolitan District GO	3.250%	12/15/50	7,250	7,776
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,875	1,995
	Village Metropolitan District GO	5.000%	12/1/49	1,750	1,978
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	836
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,655
[3]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	848
[2]	Westminster Public Schools COP	5.000%	12/1/43	2,450	3,050
[2]	Westminster Public Schools COP	5.000%	12/1/48	6,000	7,429
					466,672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut (1.3%)
	Connecticut GO	5.000%	3/1/27	5,000	5,617
	Connecticut GO	4.000%	8/15/29	11,500	13,355
[2]	Connecticut GO	5.000%	6/15/31	6,510	7,654
[5]	Connecticut GO	5.000%	6/15/31	1,800	2,311
	Connecticut GO	5.000%	11/15/31	1,550	1,837
	Connecticut GO	3.000%	1/15/32	2,500	2,872
[5]	Connecticut GO	5.000%	6/15/32	5,000	6,402
[5]	Connecticut GO	5.000%	6/15/33	1,800	2,299
	Connecticut GO	3.000%	1/15/34	1,000	1,135
	Connecticut GO	5.000%	9/15/34	3,000	3,815
	Connecticut GO	3.000%	1/15/35	1,500	1,696
[5]	Connecticut GO	5.000%	4/15/35	3,150	4,078
	Connecticut GO	5.000%	9/15/35	4,275	5,432
	Connecticut GO	5.000%	11/15/35	1,000	1,180
	Connecticut GO	3.000%	1/15/36	1,050	1,183
[5]	Connecticut GO	5.000%	4/15/36	2,300	2,969
	Connecticut GO	3.000%	1/15/37	1,045	1,174
	Connecticut GO	3.000%	6/1/37	3,000	3,383
	Connecticut GO	5.000%	9/15/37	2,360	2,990
	Connecticut GO	3.000%	1/15/38	2,070	2,319
	Connecticut GO	3.000%	1/15/39	2,400	2,681
[5]	Connecticut GO	5.000%	4/15/39	2,490	3,194
	Connecticut GO	4.000%	6/1/39	600	729
	Connecticut GO	3.000%	1/15/40	4,815	5,368
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	1.800%	11/15/21	1,045	1,049
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	10,000	12,594
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,830	7,064
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,500	6,064
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	1,500	2,017
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	1,000	1,241
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/36	4,000	4,826
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,250	5,243
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	8,865	10,991
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	10,255	12,578
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	3,905	4,777
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	3,770	4,602
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	3,615	4,784
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	3,790	4,927
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/32	3,980	5,166
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,771
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,948
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	2,033
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/42	7,000	7,950
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	3,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	4,000	4,015
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	1,227
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,975
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	6,700
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	3,278
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	2,416
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	2,600	2,912
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	5,240
	Hamden CT Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,500	1,679
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	2,065	2,245
[4]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	8,143
	University of Connecticut College & University Revenue	5.000%	4/15/26	5,000	6,048
	University of Connecticut College & University Revenue	5.000%	2/15/32	1,040	1,200
	University of Connecticut College & University Revenue	5.000%	2/15/33	2,265	2,608
					241,924
Delaware (0.1%)
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	5,476
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,319
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	438
[4]	Millsboro DE Special Tax Revenue	5.125%	7/1/38	3,000	3,391
					10,624
District of Columbia (1.5%)
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	640	750
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,643
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	988
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	3,520
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	5,967
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,500	1,779
	District of Columbia Charter School Aid Revenue	5.000%	7/1/54	1,140	1,380
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	3,707
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	1,296
	District of Columbia College & University Revenue	5.000%	10/1/30	5,500	5,743
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	15,412
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	2,249
	District of Columbia GO	5.000%	6/1/37	3,105	3,929
	District of Columbia Health, Hospital, Nursing Home Revenue	4.125%	7/1/27	1,000	1,073
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	7,176
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	4,093
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,186
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	4,685	4,957
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	4,060	4,297
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/44	3,855	4,536
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	1,093
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	968
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,880	2,034
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	3,894
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	920	1,142
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	4,170	5,048
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	3,330
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	3,229
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	4,172
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	3,673
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	2,325	2,839
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	2,000	2,399
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	58,750	68,690
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	2,000	2,328
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	5,000	5,142

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	2,525	3,169
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,945	2,441
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/30	4,000	4,548
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	3,850	4,810
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	5,000	6,645
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	2,250	2,807
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	1,500	1,869
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,489
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	3,750	4,569
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	10,000	11,721
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	3,565
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/36	3,000	3,786
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	4,054
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	3,828
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	5,000	6,031
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,307
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/44	2,500	2,830
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/39	5,000	6,196
Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	5,000	5,632
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/40	7,015	8,545
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	5,100	6,142
				284,195
Florida (6.5%)
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	20,000	22,730
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,000	3,522
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	534
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	15,000	16,587
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	2,000	2,448
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	1,155	1,414
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	2,660	3,338
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	1,275	1,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	2,991
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,541
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	2,098
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	3,574
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	4,511
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/40	2,000	2,337
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/45	7,455	8,711
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/47	5,000	6,046
	Broward County Fl Airport System Revenue Port, Airport & Marina Revenue	4.000%	10/1/44	3,000	3,504
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	17,688
[4]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	5.875%	7/1/40	4,000	4,320
[4]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	6.000%	7/1/50	7,480	8,064
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,864
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	2,415	2,609
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/31	1,040	1,124
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	4,007
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	7,315
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	777
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	5,663
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	6,608
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	1,496
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	1,276
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	4,410
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	28,748
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	20,000	2,460
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,535
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	2,340
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,353
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	8,900	9,769

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,695	7,332
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	1,550	1,836
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,875
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	5,614
[4,12]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	3,000	960
[4]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	5.250%	12/1/43	1,000	1,193
[4,12]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	183
[4]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	5.250%	12/1/58	2,500	2,945
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	2,735	3,167
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	10,955
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	7,545	8,699
	East Central Regional Wastewater Treatment Facilities Operation Board Sewer Revenue	5.000%	10/1/44	11,190	13,717
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	8,250	9,646
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	8,000	9,313
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,015	1,188
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/39	1,050	1,226
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/40	1,050	1,222
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,170	1,358
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/35	325	362
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	700
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	843
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/45	600	654
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	1,010
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,200	8,072
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/55	1,000	1,082
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	2,985	3,207
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	943
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/50	1,950	2,136
[4,6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	1,025	1,026
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	4,400	5,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	4,738
[4]	Florida Development Finance Corp. Transit Revenue	7.375%	1/1/49	35,500	39,200
	Florida GO	5.000%	7/1/28	9,160	11,853
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,571
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	11,438
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	10,650	12,304
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	1,700	2,004
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/44	6,370	7,431
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	20,500	24,927
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/47	10,000	12,092
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	9,000	10,867
[1,4]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB VRDO	0.140%	8/5/21	6,200	6,200
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,000	1,147
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/46	3,850	4,386
[2]	Hernando County School District COP	5.000%	7/1/28	5,825	7,033
[2]	Hernando County School District COP	5.000%	7/1/29	6,645	8,001
[2]	Hernando County School District COP	5.000%	7/1/30	6,975	8,376
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	10,000	11,354
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	14,610	17,992
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	6,550	7,767
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	10,185	12,029
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	2,320	2,886
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	11,450	14,240
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	3,551
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	1,170
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	2,411
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	3,003
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/39	1,815	2,183
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	375	414
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	580	655
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	914
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/37	750	780
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,556
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	6,250	7,126
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	14,305	16,259
[4]	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Preserve Project)	5.750%	12/1/52	5,000	5,240
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/22	2,000	2,096
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/23	2,815	3,090
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/24	3,175	3,624
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,779
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,735	3,493
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,015	5,114
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	6,323
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	3,000	3,511
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,140	3,336
	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/45	5,150	5,965
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	2,200	2,338
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,550	1,758
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	1,060	1,198
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,975	2,230
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	9,000	10,218
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	29,095	32,985
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,834
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	3,671
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	5,000	5,832
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,675	2,017
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	3,775	4,526
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	18,960	22,965
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	6,255
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	9,244
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,610	3,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	4,170	4,409
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	6,395	6,761
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,460	2,601
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/31	5,000	3,996
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	3,000	3,553
	Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	1,000	1,124
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	8,885	10,512
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,000	7,084
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	8,095	9,557
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	1,000	1,213
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,200	2,641
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,300	3,954
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	6.125%	8/1/42	925	928
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	4,310	5,213
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	8,424
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	6,104
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	9,875	10,311
	Miami-Dade County IDA Resource Recovery Revenue	0.400%	8/1/23	2,900	2,900
[8]	Miami-Dade County IDA Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.375%	0.395%	7/1/24	10,000	10,000
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.000%	10/1/24	1,590	1,771
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.000%	10/1/25	1,680	1,870
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.250%	10/1/38	5,000	5,585
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	2,027
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	1,000	1,132
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	3,410	4,035
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	10,200	11,993
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,405	1,699
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	5,000	5,538
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	7,500	7,743
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	10,030	10,958

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,560
[3]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	9,549
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	1,042
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,627
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,620
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	4,109
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	4,084
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	745	769
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,970	3,380
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	7.500%	6/1/49	3,175	3,378
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	8,000	9,308
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/55	3,125	3,408
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,370
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,580
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	3,190	3,727
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	1,000	1,212
[4]	Polk County IDA Industrial Revenue	5.875%	1/1/33	10,000	12,872
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	5,000	5,831
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/33	4,000	4,651
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/34	3,015	3,494
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/36	5,000	5,742
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,283
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,385
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,263
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,604
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,100	1,237
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,121
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,226
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	18,654

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/51	830	933
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/56	955	1,065
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	5,300	5,347
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	8,800	9,866
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	5,500	6,204
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	24,760	30,632
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/46	2,150	2,396
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/50	2,100	2,335
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	7,185	8,157
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	5,000	5,653
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/55	2,300	2,619
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	6,050	6,890
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	7,407	7,674
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,860	6,903
	Tampa FL Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	7,680	9,005
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	8,500	10,072
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	525
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,451
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	6,050	7,852
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,500	20,254
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	7,100	8,644
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,500	5,465
	USF Financing Corp. COP	5.000%	7/1/29	5,475	6,380
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,663
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,821
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/47	3,500	4,225
	Volusia County Educational Facility Authority College & University Revenue, Prere.	5.000%	4/15/25	6,405	7,489
					1,211,348
Georgia (2.0%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/35	7,510	8,944
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/26	1,100	1,122

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/27	1,000	1,020
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/28	1,755	1,789
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	3,250	4,326
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,905
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/34	3,500	4,175
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/35	6,800	8,099
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/37	5,955	7,164
Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	996
Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	2,178
Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	2,381
Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,203
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	250
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	557
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	614
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	307
Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,440	6,548
Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,000	6,079
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,900	5,783
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	485
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	484
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	483
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,450	1,884
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	4,117
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,303
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,541
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,250
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	8,800
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	5,805	6,989

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	8,500	10,191
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,394
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	8,800	9,515
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	5,413
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	3,236
[4]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	6,000	7,236
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,772
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	1,230	1,413
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,839
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,839
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,180	3,636
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	520	627
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	6,250	7,649
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	285
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	32,540	39,955
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,250	6,411
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	19,250	23,563
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	14,170
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,490	7,733
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	1,220	1,401
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/31	435	497
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,775	6,715
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	6,938
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	987
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,570
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	2,485
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	9,500	11,721

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	26,015	27,881
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	540
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	5,265	6,104
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	11,655	14,076
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/45	20,060	22,954
[4]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	3,095	3,552
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,762
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	3,682
					368,518
Guam (0.5%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/22	2,330	2,451
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	825	901
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.250%	10/1/34	5,500	6,011
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.375%	10/1/43	3,000	3,269
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,914
	Guam Department of Education COP	5.000%	2/1/40	6,125	7,068
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/46	5,500	6,255
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	2,000	2,564
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	2,600	3,280
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	3,111
	Guam Income Tax Revenue	5.000%	12/1/46	1,000	1,160
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/27	1,250	1,274
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	3,585	4,201
[6]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	815	1,001
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	158
[6]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	1,315	1,645
[6]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	1,000	1,271
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	500	579
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,100	1,121
[6]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,135	1,465
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/33	9,805	11,286
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,149
[6]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	5,835	6,838
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/37	270	275
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	1,960	2,142
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	2,034
[6]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	8,000	9,200
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,400
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,572
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	4,125	4,790
					91,385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii (0.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	3,131
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/45	25,465	29,531
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/31	500	611
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,217
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,730
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,300
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,962
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	1,095
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	900
					42,477
Idaho (0.1%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,350	1,621
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,250	1,535
[4]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	7,092
					10,248
Illinois (8.5%)
	Chicago Board of Education GO	0.000%	12/1/25	7,550	7,183
[10]	Chicago Board of Education GO	0.000%	12/1/28	5,140	4,610
[10]	Chicago Board of Education GO	0.000%	12/1/30	1,585	1,342
[10]	Chicago Board of Education GO	0.000%	12/1/30	5,100	4,319
[10,13]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,234
	Chicago Board of Education GO	5.000%	12/1/30	9,555	12,348
	Chicago Board of Education GO	5.000%	12/1/30	3,745	4,840
[4]	Chicago Board of Education GO	6.750%	12/1/30	4,000	5,406
[10]	Chicago Board of Education GO	0.000%	12/1/31	15,000	12,345
[10]	Chicago Board of Education GO	0.000%	12/1/31	945	778
[10,13]	Chicago Board of Education GO	0.000%	12/1/31	2,435	2,004
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	789
	Chicago Board of Education GO	5.000%	12/1/31	1,600	2,061
	Chicago Board of Education GO	5.000%	12/1/32	2,500	3,211
	Chicago Board of Education GO	5.125%	12/1/32	6,225	7,032
	Chicago Board of Education GO	5.000%	12/1/33	5,345	5,627
[2]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,256
	Chicago Board of Education GO	5.000%	12/1/33	3,930	5,034
[2]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,567
	Chicago Board of Education GO	5.250%	12/1/35	6,480	7,322
	Chicago Board of Education GO	5.000%	12/1/36	8,905	10,863
	Chicago Board of Education GO	5.000%	12/1/36	2,000	2,591
	Chicago Board of Education GO	5.000%	12/1/38	2,500	3,223
	Chicago Board of Education GO	5.250%	12/1/39	19,475	21,904
	Chicago Board of Education GO	5.500%	12/1/39	2,925	2,972
	Chicago Board of Education GO	5.250%	12/1/41	350	355
	Chicago Board of Education GO	5.000%	12/1/42	1,160	1,216
	Chicago Board of Education GO	5.000%	12/1/44	1,000	1,207
	Chicago Board of Education GO	7.000%	12/1/44	37,350	46,077
	Chicago Board of Education GO	5.000%	12/1/46	5,000	6,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	6.500%	12/1/46	14,500	18,209
[4]	Chicago Board of Education GO	7.000%	12/1/46	3,185	4,237
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	250	312
	Chicago IL GO	5.000%	1/1/26	2,750	3,148
	Chicago IL GO	0.000%	1/1/31	4,915	3,834
	Chicago IL GO	5.500%	1/1/31	3,230	3,714
	Chicago IL GO	5.000%	1/1/34	6,660	6,774
	Chicago IL GO	5.000%	1/1/34	2,000	2,179
	Chicago IL GO	5.000%	1/1/35	4,370	5,040
	Chicago IL GO	5.000%	1/1/36	5,000	5,437
	Chicago IL GO	5.000%	1/1/38	13,000	14,922
	Chicago IL GO	6.000%	1/1/38	100	125
	Chicago IL GO	5.500%	1/1/39	3,700	4,235
	Chicago IL GO	5.000%	1/1/40	3,800	4,706
	Chicago IL GO	5.500%	1/1/42	2,000	2,283
	Chicago IL GO	5.000%	1/1/44	5,295	6,536
	Chicago IL GO	5.500%	1/1/49	7,500	9,464
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,787
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,871
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,330
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	9,000	9,934
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/33	440	442
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,000	1,128
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	13,220	14,932
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,000	2,370
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,765	2,083
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	16,180	17,929
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,220	2,620
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	6,945	7,682
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	7,200	7,947
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.375%	1/1/33	4,000	4,264
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	7,105	7,837
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	11,700	12,899
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,930	4,683
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,416
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	13,400	15,393
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	150	183
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,000	12,628
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,450
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,813
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,601
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,600	6,418
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	6,016
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	7,621
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,000	6,048
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	13,086
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	4,018
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	4,198
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	1,252
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	3,263
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	3,574
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	12,000	12,865
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	5,000	6,004
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	12,290	14,758
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,922
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/40	5,000	5,993
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	5,475	6,237
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	6,007
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	3,000	3,621
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	4,500	5,384
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	6,150	7,612
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	10,595	10,806
[5]	Chicago Park District GO	5.000%	1/1/37	1,240	1,584
[5]	Chicago Park District GO	4.000%	1/1/38	1,625	1,933
	Chicago Park District GO	5.000%	1/1/40	7,500	8,166
[5]	Chicago Park District GO	5.000%	1/1/40	1,880	2,386
[5]	Chicago Park District GO	4.000%	1/1/41	4,000	4,595
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	5,085
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	4,021
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	6,823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	2,950	3,000
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	5,400	5,492
	Cook County IL GO	5.000%	11/15/31	715	958
	Cook County IL GO	5.000%	11/15/32	470	628
	Cook County IL GO	5.000%	11/15/33	460	613
	Cook County IL GO	5.000%	11/15/34	1,150	1,383
	Cook County IL GO	5.000%	11/15/35	1,025	1,232
[2]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	1,119
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	3,154
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	604
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,861
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,633
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	13,925
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,250	3,885
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	2,057
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	8,225	9,829
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,559
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,613
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	2,115
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	1,239
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	2/15/22	130	131
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,365	1,598
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	785	849
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,298
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,264
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	5,000	6,130
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	5,169
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	5,606
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,751
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	2,254
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	7,300	8,513
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	2,608
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	2,205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	6,097
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,400	1,591
[12]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	3,715
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	4,366
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	6,250	6,558
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	1,355
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	7,500	7,882
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,900	10,284
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	7,985
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	8,150	9,275
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,275	1,441
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	6,300	7,723
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	6,000	6,891
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,950	3,522
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,427
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,205	1,473
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	2,000	2,004
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	1,500	1,503
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	2,000	2,274
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	9,250	9,719
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/43	10,000	10,815
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	1,750	2,026
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	10,000	11,770
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	19,750	23,135
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	33,300	39,478
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	5,155	6,169
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	2,000	2,321
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,324
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	4,300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/48	2,850	3,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,700	4,444
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	7,010	7,961
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	4,120
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	6,000	6,230
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	1,335	1,451
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,750	3,219
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	2,845	3,357
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,000	1,180
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	10,000	12,281
	Illinois GO	5.000%	8/1/21	8,000	8,000
	Illinois GO	5.000%	10/1/21	2,500	2,520
	Illinois GO	5.000%	3/1/22	6,600	6,784
	Illinois GO	5.000%	5/1/22	1,150	1,191
	Illinois GO	5.000%	8/1/22	15,475	16,210
	Illinois GO	5.000%	12/1/22	9,500	10,098
	Illinois GO	5.000%	2/1/23	6,000	6,423
	Illinois GO	5.000%	3/1/23	6,165	6,334
	Illinois GO	5.000%	8/1/23	13,850	15,135
	Illinois GO	5.000%	3/1/24	5,050	5,190
	Illinois GO	5.000%	8/1/24	13,660	14,314
	Illinois GO	5.000%	11/1/24	8,000	9,165
	Illinois GO	5.000%	2/1/25	2,270	2,526
	Illinois GO	5.000%	3/1/25	3,130	3,216
	Illinois GO	5.000%	8/1/25	3,000	3,142
	Illinois GO	5.000%	2/1/26	3,750	4,476
	Illinois GO	5.500%	7/1/26	5,845	6,396
	Illinois GO	5.000%	12/1/26	1,610	1,961
	Illinois GO	5.000%	2/1/28	10,000	12,148
	Illinois GO	4.000%	3/1/28	4,000	4,753
	Illinois GO	5.000%	11/1/28	2,600	3,126
	Illinois GO	5.000%	5/1/29	6,125	6,838
	Illinois GO	5.000%	10/1/29	3,000	3,778
	Illinois GO	5.000%	11/1/29	14,300	17,579
	Illinois GO	5.000%	3/1/30	3,000	3,901
	Illinois GO	5.000%	10/1/30	2,500	3,140
	Illinois GO	5.000%	1/1/33	3,490	3,560
[2]	Illinois GO	5.250%	2/1/33	6,200	6,886
	Illinois GO	5.000%	3/1/33	1,000	1,028
[2]	Illinois GO	5.500%	7/1/33	3,350	3,659
	Illinois GO	4.000%	12/1/33	9,000	10,308
	Illinois GO	5.000%	1/1/34	4,205	4,289
[2]	Illinois GO	5.250%	2/1/34	3,125	3,467
	Illinois GO	4.000%	6/1/34	1,245	1,383
	Illinois GO	5.000%	3/1/35	2,065	2,123
	Illinois GO	5.000%	4/1/35	1,100	1,170
	Illinois GO	5.000%	3/1/36	885	909
	Illinois GO	4.125%	10/1/36	4,500	5,434
	Illinois GO	4.000%	10/1/38	4,000	4,766
	Illinois GO	4.000%	3/1/39	1,050	1,257
	Illinois GO	4.000%	10/1/39	2,475	2,942
	Illinois GO	4.000%	10/1/40	5,000	5,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.750%	5/1/45	4,750	6,248
[1,4]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.150%	8/5/21	19,505	19,505
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,650	1,781
	Illinois Sales Tax Revenue	5.000%	6/15/26	6,560	7,876
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,415	4,993
[5]	Illinois Sales Tax Revenue	4.000%	6/15/35	1,300	1,492
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,400	2,748
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,500	11,183
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	10,404
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,945
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	2,965	3,828
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	8,640
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	11,404
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	8,311
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	8,490
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	8,110
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,965
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	625	437
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	675	457
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	6,911
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	2,000	1,311
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	3,025	1,956
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	1,850	1,173
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	3,760	2,350
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,750	1,070
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	6,447
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	3,100	1,867
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,156
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	300
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,900	1,711
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	2,050	1,192
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	6,418
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	10,000	5,892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	23,500	26,955
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	18,700
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/53	7,575	8,681
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	14,000	16,340
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/57	12,255	14,703
[1,4]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB	0.170%	8/5/21	2,633	2,633
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	32,500	37,430
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	27,500	34,354
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	6,500	6,767
[5]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,800	10,418
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,630
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	5,753
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	4,520	5,175
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	27,627
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,520
	Romeoville IL GO	4.000%	12/30/33	4,710	5,693
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/27	1,260	1,335
[5]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	11,265
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/31	9,150	9,666
	Will County IL GO	4.000%	11/15/47	4,000	4,773
					1,603,824
Indiana (1.2%)
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/29	2,000	2,196
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.250%	2/1/34	2,650	2,894
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/39	3,300	3,565
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	4,512
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	5,000	5,361
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	6,000	6,427
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,700	1,954
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	7,205	8,257
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	23,915	28,854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	10,005	11,598
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	7,500	8,198
[4]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	14,200	13,781
	Indiana Finance Authority Industrial Revenue	6.750%	5/1/39	2,000	2,688
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/40	2,500	2,710
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/44	25,550	27,684
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/48	28,315	30,668
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue, ETM	7.375%	7/1/23	16,100	17,677
	Indiana Ivy Tech Community College College & University Revenue	5.000%	7/1/31	1,175	1,487
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	5,000	5,528
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	4,500	4,973
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	3,150	3,481
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,884
	Whiting IN Industrial Revenue PUT	5.000%	6/5/26	23,225	28,240
					225,617
Iowa (0.6%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,725	4,181
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	18,400	20,137
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	27,515	30,301
[1]	Iowa Finance Authority Industrial Revenue PUT	1.500%	4/1/24	6,250	6,320
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	3,202
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	3,947
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	6,631
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/22	500	531
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/24	1,095	1,254
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	100,000	18,971
	Xenia Rural Water District Water Revenue	5.000%	12/1/31	1,610	1,903
	Xenia Rural Water District Water Revenue	5.000%	12/1/36	3,300	3,859
	Xenia Rural Water District Water Revenue	5.000%	12/1/41	2,000	2,320
					103,557
Kansas (0.5%)
[4,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	6,000	6,985
[4,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	3,500	4,075
[5]	Ford County Unified School District No. 443 Dodge City GO	4.000%	3/1/28	1,040	1,231
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	2,312
[4]	Kansas Independent College Finance Authority College & University Revenue	7.000%	6/1/45	4,050	4,277
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,100	6,249
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,150	1,300
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	3,895	4,475
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	4,080	4,688
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,000	5,745
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	16,433
	Wichita KS GO	5.000%	12/1/34	2,280	2,717
	Wichita KS GO	5.000%	12/1/35	2,365	2,815
	Wichita KS GO	5.000%	12/1/39	11,305	13,377
	Wichita KS Health, Hospital, Nursing Home Revenue	6.375%	5/15/43	7,000	7,435
	Wichita KS Health, Hospital, Nursing Home Revenue	6.500%	5/15/48	6,500	6,907
	Wichita KS Health, Hospital, Nursing Home Revenue, Prere.	7.375%	12/15/23	5,000	5,825
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	2,195	2,317
					100,910
Kentucky (0.9%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,189
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	12,955	14,925
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	12,483
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,905
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	9,550	11,543
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,950	3,566
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/21	6,680	6,691
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	2,117
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	2,243
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,439
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,900
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	585	638
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	18,295	20,342
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	15,515	17,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	12,485	14,051
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	10,950	12,660
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	6,670	7,945
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.000%	7/1/53	12,025	13,281
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.400% coupon rate effective 7/1/23	0.000%	7/1/33	3,065	3,883
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.600% coupon rate effective 7/1/23	0.000%	7/1/39	3,000	3,757
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,000	1,169
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.750%	10/1/42	9,500	10,552
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	4,970	5,169
					175,894
Louisiana (1.0%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	775	781
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	815	842
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,700	3,287
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/42	4,000	4,688
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/47	4,100	4,782
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	1,155
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	5,135
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,250	3,644
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	2,287
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,847
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	17,395	19,862
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	5/15/40	100	111
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	12,750
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	8,500	10,246
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	6,137
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/49	5,000	5,848

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	3,736
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	8,000	8,356
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	124
[2]	Louisiana Public Facilities Authority Lease Revenue	5.000%	6/1/42	3,500	4,042
[4]	Louisiana Public Facilities Authority Revenue	6.500%	7/1/36	24,720	26,525
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	916
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	911
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	1,039
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	717
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	604
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	907
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	3,113
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	603
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/35	2,025	2,313
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,681
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	5,000	5,941
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	12,125
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/45	2,655	3,165
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/48	3,500	4,210
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	1,210	1,302
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	2,720	2,928
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	12,515	12,891
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,660	1,724
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,267
					187,542
Maine (0.2%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	891
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	625
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	856
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	1,094
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,391
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	4,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,772
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	5,317
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	8,864
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,676
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,250	6,175
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.500%	11/15/28	120	121
					36,808
Maryland (1.4%)
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,083
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,259
	Anne Arundel County MD GO	5.000%	4/1/30	2,500	3,378
	Baltimore MD Appropriations Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,397
	Baltimore MD Appropriations Revenue (Harbor Point Project)	5.125%	6/1/43	3,650	4,045
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	685
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	203
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,847
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	761
[4]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	2,353
[4]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,300	6,398
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,065	2,181
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,861
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,845
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,329
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	7,645
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	541
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	1,066
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	1,069
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	5,418

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	7,215	7,996
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	7,500	8,437
Maryland Department of Transportation Lease Revenue	4.000%	12/1/29	3,060	3,582
Maryland Department of Transportation Lease Revenue	4.000%	12/1/30	3,445	4,025
Maryland Department of Transportation Lease Revenue	4.000%	12/1/31	2,590	3,024
Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,334
Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	1,331
Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	1,328
Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,648
Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,583
Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	2,180
Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,817
Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,928
Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	9,494
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	226
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	203
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	172
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	206
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	222
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	377
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	434
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	374
Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,290
Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	1,000	1,165
Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	1,550	1,760
Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	7,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	8,665	10,000
	Maryland Economic Development Corp. Transit Revenue	5.000%	9/30/26	5,000	5,078
	Maryland GO	5.000%	3/1/32	9,760	13,408
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,761
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/46	750	883
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	1,173
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,462
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	673
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	6,152
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	290
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	1,099
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,500	1,767
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	15,000	17,351
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	7,974
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	2,848
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,752
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	6,750	7,054
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	2,035	2,402
	Maryland State Transportation Authority Port, Airport & Marina Revenue	5.000%	6/1/26	4,615	5,592
	Maryland State Transportation Authority Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	8,036
[14]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	2,097
	Prince George's County MD COP	5.000%	10/1/48	15,000	18,784
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	9,802
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	6,468

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	1,250	1,354
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	2,500	2,692
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	4,120	4,422
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	5,000	5,819
Westminster MD Health, Hospital, Nursing Home Revenue	6.125%	7/1/39	750	834
Westminster MD Health, Hospital, Nursing Home Revenue	6.250%	7/1/44	2,000	2,222
				262,791
Massachusetts (2.7%)
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	3,315
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,787
Commonwealth of Massachusetts GO	5.000%	5/1/31	12,500	14,135
Commonwealth of Massachusetts GO	5.000%	5/1/32	9,000	10,173
Commonwealth of Massachusetts GO	5.000%	1/1/43	8,205	10,174
Commonwealth of Massachusetts GO	5.000%	11/1/44	7,000	8,803
Commonwealth of Massachusetts GO	4.000%	2/1/45	10,000	11,389
Commonwealth of Massachusetts GO	4.000%	2/1/46	10,025	11,411
Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	7,004
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	5,750	7,647
Easthampton MA GO	3.000%	6/1/33	2,270	2,521
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,205	3,726
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	9,622
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,000	2,466
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	7,625
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	14,070	17,705
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	1,000	1,159
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,669
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,000	7,789
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,490	2,939
Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	4,000	4,474
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,683
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	13,170	15,386
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	2,000	2,331
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	2,410
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,253
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	2,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	6,233
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	974
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,500	1,828
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,028
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,730	2,168
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,073
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,926
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	635	659
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,117
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,161
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,208
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	2,165
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,892
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,881
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,175
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	3,226
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	231
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,818
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,000	4,685
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	628
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	549
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	4,524
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	2,243
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	6,167
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,724
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	1,228
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,165	7,765
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	3,405
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	620
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	1,233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,500	1,461
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	3,000	3,285
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	9,206
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	7,235	8,872
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	15,300	16,732
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	120	125
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	745	778
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,212
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,000	1,189
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	1,500	1,770
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/41	1,685	1,922
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	8,170	9,484
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,772
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,565	5,169
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	3,451
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,645	1,903
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	1,157
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/22	1,500	1,567
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	1/1/24	7,000	7,768
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/26	1,250	1,506
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,974
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	3,152
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,576
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/29	1,400	1,796
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/30	1,425	1,859
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	4,350	4,549
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	4,000	4,051
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	992
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/28	840	1,068
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	650	843

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/30	625	826
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	2,025
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,000	2,691
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,585	3,295
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	600	804
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	3,440	4,612
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,813
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	720	962
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	4,008
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,000	6,345
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	799
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,205	6,935
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	760	1,009
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	790	1,044
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	6,275	7,906
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	675	890
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	575	756
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	800	1,050
Massachusetts Port Authority Port, Airport & Marina Revenue	4.000%	7/1/46	22,060	24,852
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/47	3,110	3,726
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	9,297
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/25	1,000	1,177
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/26	1,000	1,215
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,284
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/31	1,250	1,611
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/33	1,000	1,283
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/34	2,750	3,519
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/35	1,350	1,725
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,434
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,4]	Massachusetts Port Authority Port, Airport & Marina Revenue TOB VRDO	0.120%	8/5/21	9,450	9,450
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	19,023
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	20,000	23,895
					516,150
Michigan (2.6%)
[15]	Chippewa Valley Schools GO	5.000%	5/1/31	1,000	1,193
[2]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/48	10,000	11,172
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	4,735	4,959
[5]	Genesee County MI GO	5.250%	2/1/40	12,330	14,371
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,730	1,947
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,550	3,990
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	5,000	5,384
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	6,000	7,270
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,283
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	2,229
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	3,015	3,589
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,279
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	2,217
	Grosse Pointe Public School System GO	5.000%	5/1/33	1,285	1,667
	Grosse Pointe Public School System GO	5.000%	5/1/34	1,435	1,856
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,050	3,444
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,350	3,776
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	4,750	5,344
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,810	5,385
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,500	8,312
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	16,110	17,657
[6]	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,000	1,115
[6]	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	1,500	1,634
[2,15]	Lincoln Consolidated School District GO	5.000%	5/1/40	1,250	1,475
[2]	Livonia Public Schools GO	5.000%	5/1/45	4,600	5,435
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	1,068
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,216
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/29	1,000	1,213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/30	1,080	1,309
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/31	1,010	1,223
[15]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,552
	Michigan Finance Authority College & University Revenue	5.000%	2/1/47	4,000	4,454
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	4.000%	5/1/31	1,250	1,321
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/36	2,340	2,636
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/46	3,500	3,852
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	7,981
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	7,040	8,218
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	3,875	4,518
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,500	3,263
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,719
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	4,670	5,426
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,025	4,674
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,515	6,256
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,553
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,916
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	2,510	2,652
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,500	6,876
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,749
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	4,750	5,514
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,322
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	8,630	10,086
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	9,850	11,827
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,000	4,724
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,750	3,127
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,025	3,440
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,434
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/34	3,670	4,197
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	11,005	13,673
	Michigan Finance Authority Lease Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	5,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	4,400	4,982
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	2,000	2,263
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,500	6,415
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	8,430	9,829
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	17,825	18,627
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	7,505	7,836
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	24,709
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	4,689
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	2,500	2,833
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	2,805	3,179
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,500	1,696
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	8,000	9,461
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	5,000	5,895
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	6,000	6,944
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	2,115	2,196
[2]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	11,920
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	10,000	12,210
[6]	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	3,400	3,400
	Novi Community School District GO	5.000%	5/1/35	1,840	2,432
	Novi Community School District GO	5.000%	5/1/38	1,905	2,498
	Novi Community School District GO	5.000%	5/1/40	1,900	2,488
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,875
	Oakland University College & University Revenue	5.000%	3/1/47	9,035	10,635
[15]	Rockford Public Schools GO	5.000%	5/1/37	1,240	1,482
[15]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,222
[15]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,220
[15]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,217
[15]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,215
[15]	Rockford Public Schools GO	5.000%	5/1/44	2,250	2,654
[15]	Romeo Community School District GO	5.000%	5/1/37	1,825	2,181
[15]	Romeo Community School District GO	5.000%	5/1/41	2,000	2,371
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	6,125	6,518
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	2,382
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,460
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	2,225
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	3,034

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,065	2,192
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,679
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,895
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,695
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	1,700	1,935
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/44	2,000	2,277
				480,217
Minnesota (0.5%)
Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,217
Anoka MN Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,700	1,829
Anoka MN Health, Hospital, Nursing Home Revenue	5.500%	11/1/46	2,205	2,420
Anoka MN Health, Hospital, Nursing Home Revenue	5.125%	11/1/49	3,700	3,915
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	1,422
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,769
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	11,665	14,348
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,231
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,224
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	1,034
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	606
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	605
Minneapolis MN GO	3.000%	12/1/33	4,260	4,703
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	2,245	2,670
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	508
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	241
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	272
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	272
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	302
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	277
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	300
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	1,750	2,218
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	360
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/39	1,235	1,562
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	750	895
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/49	2,500	3,116
	Minnesota GO	5.000%	8/1/35	3,150	3,731
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,320
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	953
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/39	1,000	1,118
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	698
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	2,000	2,216
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/33	1,380	1,682
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	1,067
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/24	325	369
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/25	500	587
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/26	500	602
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/27	600	739
	Rochester MN Health, Hospital, Nursing Home Revenue	6.875%	12/1/48	9,200	9,920
	Scott County MN GO	3.000%	12/1/32	1,775	1,990
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	6,225
	St. Francis Independent School District No. 15 GO	4.000%	2/1/33	410	430
	St. Francis Independent School District No. 15 GO	4.000%	2/1/34	325	341
	St. Francis Independent School District No. 15 GO	4.000%	2/1/35	575	602
	St. Francis Independent School District No. 15 GO	4.000%	2/1/36	750	785
	St. Francis Independent School District No. 15 GO	4.000%	2/1/37	400	418
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	758
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,457
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,730
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/22	100	102
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	200	206
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	209
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	264
					96,944
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,864
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,846
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,314
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,259
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,256
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	3,500	4,157
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	17,500	20,663
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/35	2,000	2,528
					39,887
Missouri (1.8%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,050	3,621
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	133
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	10,000	10,400
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	3,175
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	2,127
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	3,672
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,400	3,928
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,577
	Conley Road Transportation Development District Sales Tax Revenue	4.250%	5/1/33	2,420	2,514
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,105	1,207
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/31	1,330	1,692
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/32	1,475	1,874
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/34	2,155	2,583
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/35	1,485	1,776
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/36	3,000	3,576
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/37	4,155	4,939
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/46	8,000	9,870
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/54	35,000	43,021
[2]	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/57	7,000	8,083
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42	4,250	5,026
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,425	1,612

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/32	2,680	3,082
[4]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	1,850	1,906
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/47	4,000	4,856
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/40	1,410	1,499
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,119
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,007
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	2,164
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,694
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,227
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	200	220
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,697
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	4,000	4,530
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	16,000	19,281
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	12,500	13,936
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,720
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	2,475	2,694
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/49	1,530	1,769
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	40,000	46,880
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	14,531
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	9,015	10,311
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/33	17,460	19,914
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	2,228
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	4,701
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	3,426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	5/15/53	10,000	10,275
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,500
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	1,105
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/46	1,750	1,924
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,320	1,348
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	3,000	3,068
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,782
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,925
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,226
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,222
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,220
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,217
					328,610
Montana (0.0%)
	Montana State Board of Regents College & University Revenue (Cost $1,050)	3.000%	11/15/34	1,000	1,109
Multiple States (0.4%)
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.304%	5/15/27	23,835	24,851
[4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,760	5,335
[4]	Invesco Trust Putter TOB VRDO	0.190%	8/2/21	30,000	30,000
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.270%	8/2/21	8,000	8,000
					68,186
Nebraska (0.4%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,628
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	3,970	5,474
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	690
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	14,420	15,157
[1]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	15,580	17,661
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	4,020	4,836
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	1,179
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/32	2,010	2,317
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/33	1,785	2,053
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	7,275	8,561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	3,740	4,308
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	4,356
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,524
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	11,204
					83,948
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	9,500	9,978
[2]	Clark County School District GO	5.000%	6/15/32	1,000	1,324
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,396
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	2,000	2,373
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,000	2,276
	Las Vegas NV Special Improvement District No. 611	4.000%	6/1/40	450	495
	Las Vegas NV Special Improvement District No. 611	4.125%	6/1/50	2,300	2,514
	Las Vegas NV Special Improvement District No. 815	5.000%	12/1/49	1,000	1,154
[4]	Nevada Department of Business & Industry Resource Recovery Revenue PUT	0.250%	12/1/21	5,200	5,202
	North Las Vegas NV	4.250%	6/1/34	580	655
	North Las Vegas NV	4.500%	6/1/39	775	883
	North Las Vegas NV	4.625%	6/1/43	775	879
	North Las Vegas NV	4.625%	6/1/49	1,220	1,374
[4]	Reno NV Sales Tax Revenue	0.000%	7/1/58	23,500	4,196
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,786
	Washoe County NV Water Revenue PUT	0.625%	4/15/22	3,000	3,007
					42,492
New Hampshire (0.4%)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	600	670
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.250%	7/1/39	1,810	1,926
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	1,069
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	2,141
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	3,919	4,766
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	3,250	3,410
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	4,000	4,196
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	1,850	1,941
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	1,375	1,403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	4,450	4,540
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	3,750	4,185
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	7,870	8,782
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	4,000	4,740
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	14,340	17,054
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	605
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,547
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,593
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	1,224
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	1,139
					66,931
New Jersey (5.7%)
[2]	Atlantic City NJ GO	4.000%	11/1/24	4,805	5,009
	Atlantic City NJ GO	5.000%	12/1/24	620	651
[2]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,504
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,191
	Atlantic City NJ GO	5.000%	12/1/26	365	382
	Atlantic City NJ GO	5.000%	12/1/29	125	131
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/25	1,195	1,316
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,350
[7]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,450	1,454
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/27	1,225	1,496
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	8,407
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	4,185
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue	5.000%	12/1/24	8,740	9,431
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	6,745	6,765
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/21	730	732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	4,500	4,583
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	4,750	4,882
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	10,000	10,892
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	18,055	20,612
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	6,300	7,300
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	5,000	6,232
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	5,000	6,423
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/30	3,000	3,721
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	6,700	8,307
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,385
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	4,290	5,448
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	331
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	5,185	6,571
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	415	498
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	497
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	5,835	6,518
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	2,365	2,761
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	655	783
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	8,565	10,657
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	1,000	1,254
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,580	1,869
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	11,970
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,578
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	1,650	1,916
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,495	2,939
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/39	2,120	2,352
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/49	2,140	2,348
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	4,301
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	2,064
	New Jersey Economic Development Authority Industrial Revenue	5.125%	9/15/23	4,840	5,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Industrial Revenue	5.250%	9/15/29	5,750	6,065
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	5,511
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	2,940	3,580
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/31	5,000	6,078
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/32	4,000	4,864
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	4,665	5,606
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (St. Government Buildings Project)	5.000%	6/15/47	5,000	6,055
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	2,247
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	11,142
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	550
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	1,069
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,240
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	544
[4]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	3,093
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	3,011
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,765
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	640	677
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,262
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	8,325	8,556
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	23,200	27,451
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/47	11,900	13,839
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	4,691
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	4,551
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,536
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,529
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,656
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,000	4,376
	New Jersey GO	5.000%	6/1/26	4,685	5,697
	New Jersey GO	5.000%	6/1/27	5,960	7,468
	New Jersey GO	5.000%	6/1/28	6,495	8,357
	New Jersey GO	5.000%	6/1/29	4,065	5,355
	New Jersey GO	4.000%	6/1/30	2,130	2,648
	New Jersey GO	4.000%	6/1/31	1,660	2,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey GO	4.000%	6/1/32	6,920	8,870
	New Jersey GO	2.000%	6/1/33	6,175	6,228
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	6,635	7,277
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,720	9,447
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	18,001
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	5,000	5,463
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,078
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	2,835	2,879
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,655
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	1,900	2,018
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	3,750	4,315
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	3,380	4,001
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	2,300	2,792
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	3,129
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,559
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	2,690	2,833
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,752
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.750%	12/1/28	735	747
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/29	2,990	3,131
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,800	7,293
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/30	3,290	3,430
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	7,500	8,019
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	5,680	5,960
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	8,500	9,004
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	8,160	8,564
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	4,600	4,744
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	7,135	7,954
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	5,250	5,352
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	6,565	7,017
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,794

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	30,000	28,835
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	6,457
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	10,550	12,634
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	6,375	7,561
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,183
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,845
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	10,000	11,476
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,000	8,091
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	10,105
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	10,045	12,680
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,625	9,616
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	2,417
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	12,783
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	6,500	8,237
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,976
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	5,595	6,539
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	2,665	3,098
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	4,855	5,730
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	6,285	7,283
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	1,630	1,906
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,160	2,547
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	6,103
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	4,608
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	3,000	3,444
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	3,790	4,425
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	2,500	3,154
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	2,500	3,097
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	5,000	5,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,771
[9,17]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.500%	12/15/21	5,855	5,970
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	6,150
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	4,416
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	648
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	4,500	5,215
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	5,000	5,753
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	11,265	13,990
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	9,000	10,657
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,000	8,916
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,750	4,294
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	14,500	17,080
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	6,794
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	4,500	5,703
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	3,383
[10]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	10,050	11,087
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	10,000	12,258
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,500	3,157
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	10,000	12,245
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,400	6,812
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	18,335
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	3,730	4,514
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	25,360	29,637
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	4,510	5,393
	Salem County Pollution Control Financing Authority Industrial Revenue (Chambers Project)	5.000%	12/1/23	19,565	20,761
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,399
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,519
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,658
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,550	10,839
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	22,760	26,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	10,660	12,880
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	25,730	30,759
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	10,271
[4]	Union County Improvement Authority Resource Recovery Revenue	6.750%	12/1/41	9,025	9,574
					1,062,195
New Mexico (0.3%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.500%	7/1/42	5,000	5,193
[1]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	55,468
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/44	500	569
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/49	2,495	2,834
					64,064
New York (10.9%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,916
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	4,650
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	12,720	14,954
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	764
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	2,110	1,142
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	3,000	1,563
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	1,091
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,700	2,017
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	2,073
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	3,000	3,494
[4]	Build NYC Resource Corp. College & University Revenue	5.500%	9/1/45	5,700	6,526
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,777
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	5,183
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,819
[4,6]	Build NYC Resource Corp. School Revenue (Shefa School Project)	5.000%	6/15/51	1,500	1,810
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,570	9,415
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	9,100	11,268
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	1,143
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	1,015
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	800
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,500	1,646
	Huntington Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	2,125	2,222
[4]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	6,280	6,136
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,179
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	4,500	5,477
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	1,000	1,177
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	5,000	6,069
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,177
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	1,600	1,882
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,762
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	12,040	13,572
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	7,000	8,349
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,465
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,215	1,523
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,253
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,625	7,221
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,284
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,100	2,639
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,309
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,340
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,460	2,960
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,742
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	2,000	2,504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	3,424
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,656
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	4,499
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	400	460
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	10,000	11,839
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	17,946
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	3,599
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,695	4,860
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	10,582
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	1,540	1,749
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/36	9,225	10,338
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	8,193
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	1,155	1,350
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	10,000	11,535
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	8,030	9,523
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	10,000	12,776
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	4,734
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	2,343
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	12,945	15,972
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	9,390	11,613
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	5,841
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	5,000	5,824
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	20,000	23,334
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	9,070	10,469
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,521
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	7,000	8,253
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	5,500	6,584
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	13,930	14,187
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	5,250	5,445
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	6,040	6,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	47,500	54,298
[2,8]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	1,245	1,254
[2,8]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	1,750	1,762
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,173
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,173
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,250	2,515
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,500	2,794
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,150	1,371
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,740	2,090
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,810	2,169
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	4,270	5,054
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,486
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	10,000	10,117
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	15,900	17,135
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,690
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,110	1,329
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	385	460
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	5,000	5,576
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,000	7,615
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	325	327
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	691
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,736
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	8,872
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,500	4,676
[1,4]	New York City NY Housing Development Corp. Mortgage Revenue TOB VRDO	0.510%	8/5/21	37,995	37,995
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	2,000	2,496

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	2,487
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	8,000	9,360
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,383
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	6,381
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	6,368
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	5,000	6,359
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	15,020	18,992
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	15,000	16,723
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	4,977
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,825	3,279
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,200	3,836
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	11,250	13,308
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,000	3,665
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,350	4,008
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	7,865	8,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	7,740	9,711
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	9,449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	7,155	8,104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	6,000	7,277
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	12,620	15,283
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	1,950	2,228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	3,500	4,207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	9,000	10,786
New York City Water & Sewer System Water Revenue	3.500%	6/15/42	10,000	12,713
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	16,235	18,889
New York City Water & Sewer System Water Revenue	3.500%	6/15/48	3,500	3,982
New York City Water & Sewer System Water Revenue	3.000%	6/15/50	3,075	3,327
New York City Water & Sewer System Water Revenue	3.000%	6/15/50	4,385	4,763
New York City Water & Sewer System Water Revenue	4.000%	6/15/50	3,300	3,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	3,070	3,671
	New York City Water & Sewer System Water Revenue	3.000%	6/15/51	3,000	3,268
	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	15,100	18,111
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	2,282
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	7,465	8,789
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	10,000	5,620
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	7,889
[4]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/44	36,975	41,005
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	5,855	6,206
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,620	7,971
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	15,200	15,867
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	5,080	5,144
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	11,000	11,164
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	14,325	20,915
	New York NY GO	3.000%	3/1/41	10,000	11,021
	New York NY GO	5.000%	3/1/42	5,000	6,558
	New York NY GO	5.000%	3/1/43	6,000	7,848
	New York NY GO	5.000%	3/1/44	6,000	7,831
	New York NY GO	4.000%	3/1/47	2,000	2,399
	New York NY GO VRDO	0.120%	8/2/21	1,000	1,000
	New York NY GO VRDO	0.120%	8/2/21	1,400	1,400
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	5,000	5,968
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,000	1,156
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	14,370	16,669
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	230
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	6,000	6,788
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	226
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	4,531
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,250	3,557
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	4,766
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	11,861
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	725	875
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	2,070
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,100	1,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,153
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,815	4,396
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	17,370	22,887
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	4,295	4,993
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	8,920	10,544
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	3,050	3,730
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,405	7,874
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	6,915	7,987
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,120	6,569
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	8,500	9,799
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	3,300	3,954
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	9,000	10,895
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,000	3,464
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	5,000	5,527
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	5,516
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	14,817
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,500	13,683
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	5,000	6,210
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	5,000	6,688
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,250	1,527
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,995	4,846
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	15,000	18,906
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	7,000	8,799
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	6,414
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	12,717
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	6,560	8,297
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	3,182
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	4,490

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Thruway Authority Highway Revenue	3.000%	1/1/48	3,000	3,226
New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	16,163
New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,800	7,953
New York State Thruway Authority Highway Revenue	5.250%	1/1/56	15,000	17,782
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/53	13,400	15,828
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	28,000	32,940
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,385	4,492
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	5,800	7,660
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	15,000	16,393
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	3,315
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	6,192
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,899
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	12,517
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	10,000	11,667
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/49	10,000	10,743
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	3,231
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/22	300	319
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	1,500	1,664
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,500	1,729
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	1,400	1,668
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	490	600
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	700	880
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	700	898
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/29	650	850
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	500	664
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/31	6,500	8,022
New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,359
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/31	800	1,058
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	1,000	1,315
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	10,574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	850	1,114
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	6,125
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	600	732
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	800	1,046
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	13,135
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	1,305	1,702
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	5,771
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	10,980
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	1,050	1,367
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	750	974
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/38	500	598
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	4,440	5,841
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	300	358
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	15,000	19,275
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/40	500	595
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	5,824
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	500	594
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	500	592
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	3,280	3,923
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	12,670	15,236
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/46	5,575	6,609
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	15,100	17,813
	New York Transportation Development Corp. Port, Airport & Marina Revenue	2.250%	8/1/26	4,670	4,842
	New York Transportation Development Corp. Port, Airport & Marina Revenue	3.000%	8/1/31	4,530	4,904
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	8/1/31	4,695	5,709
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/35	5,020	5,537
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/36	5,500	6,060
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	8/1/36	4,000	5,152
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	2,260
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/46	7,000	7,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	7/1/46	410	461
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	1/1/50	44,950	50,893
[5]	Oyster Bay NY GO	4.000%	11/1/26	800	942
[5]	Oyster Bay NY GO	4.000%	11/1/27	1,350	1,626
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	63
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/29	290	366
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/29	8,555	9,876
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	16,115
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	3,533
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	3,270	4,201
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	2,725	3,486
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,893
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	2,375	3,189
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	2,002
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	2,000	2,426
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/36	2,375	3,178
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,984
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	2,415
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/37	3,730	4,972
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	2,500	3,012
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	5,000	6,009
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	1,212
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	1,280	1,510
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	6,144
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	9,530	11,357
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	3,000	3,641
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/55	10,000	11,724
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	12,472
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,050	2,633
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	13,645	16,114
[1,4]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.110%	8/5/21	2,260	2,260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,4]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.120%	8/5/21	5,000	5,000
[1,4]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.110%	8/6/21	6,515	6,515
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,315	2,608
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,250
[2]	Suffolk County NY GO	5.000%	5/15/29	3,615	4,710
[2]	Suffolk County NY GO	5.000%	5/15/30	2,500	3,319
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,778
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	1,006
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,381
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	13,404
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	10,000	11,764
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	10,000	13,135
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,000	11,959
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	6,541
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	6,175	7,507
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	10,000	13,135
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	3,520
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	8,514
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,625
[4]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	7,645	8,263
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	2,050	2,235
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	9,906
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	27,500	31,974
					2,041,267
North Carolina (1.0%)
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/32	1,860	2,505
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/33	500	670
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/34	2,150	2,875
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	4,098
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/36	3,440	4,245
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/37	3,585	4,395

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/51	5,000	5,956
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	4,500	5,258
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	1,000	1,380
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,225
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	628
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,000	2,157
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,165
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,750	1,929
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,696
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,662
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	2,150	2,314
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	4,350	4,755
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,635	1,867
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	10,000	11,600
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	2,115	2,298
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	385	437
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	3,160	3,425
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,450	3,855
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,000	2,260
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	3,849
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	19,280	22,716
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/45	1,000	1,139
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/50	1,500	1,704
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	5,000	5,600
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	3,314
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	6.250%	7/1/23	5,810	6,477
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	4,000	4,715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	5,000	5,894
	North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	1,830	1,886
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	14,871
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	3,610	4,142
[2]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,534
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,800	5,495
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	4,500	5,259
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	9,750	10,838
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	5,555	6,144
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/49	4,000	6,397
					188,629
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	1,002
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	6,150
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	5,552
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	7,025
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	5,804
					25,533
Ohio (3.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	242
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	1,332
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	242
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	600	724
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	500	602
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,465	1,798
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	6,500	6,739
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,862
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	3,005	3,551

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	3,065	3,622
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,305
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	3,615
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	675	811
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,400	12,128
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	14,990	17,537
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	82,470	96,993
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	10,465
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,985
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	3,574
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,792
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	6,937
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	7,200	8,755
Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	4,316
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	6,714
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	4,455	5,248
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,846
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	8,250	9,729
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	10,000	11,919
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	10,050	11,635
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	6,000	7,138
Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	490
Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	470
Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	609
Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	547
Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	527
Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	846
Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	851
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,559
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,955
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	10,917
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	4,654
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	8,645	9,920
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,385	2,928
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	9,986
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	2,027
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	2,254
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,701
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	15,000	18,127
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,775
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	11,520	13,927
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	5,664
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	28,000	35,129
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	5,556
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	1,158
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,707
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/52	1,130	1,282
[4]	Hickory Chase Community Authority Miscellaneous Revenue	5.000%	12/1/40	2,575	2,835
[1]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,290	11,845
	Little Miami Local School District GO	5.000%	11/1/43	1,000	1,168
	Little Miami Local School District GO	5.000%	11/1/48	2,000	2,322
	Little Miami Local School District GO	4.000%	11/1/55	6,500	7,074
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	13,250	16,256
	Marion County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,150	1,277
	Marion County OH Health, Hospital, Nursing Home Revenue	5.125%	12/1/49	1,760	1,943
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	11,000	13,634
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,315
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	1,003
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	1,060
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,321
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	9,045
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,982
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	3,180	3,659
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	2,000	2,288
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	5,396
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	2,572
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	26,420	30,747
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	8,500	10,022
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	12/31/39	3,540	4,001
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	6/30/53	4,000	4,505
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	660	764
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,514
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	2,235	2,282
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	725	836
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/50	3,000	3,696
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	4,000	4,539
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	2,500	2,803
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/47	2,000	2,253
	Ohio Water Development Authority Industrial Revenue	6.600%	5/1/29	1,000	1,012
	Penta Career Center COP	5.250%	4/1/26	3,505	3,617
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	6.500%	12/1/30	5,000	5,882
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	7.000%	12/1/42	5,000	5,834
	West Carrollton City School District GO	4.000%	12/1/56	3,500	3,973
					572,208
Oklahoma (0.6%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,206
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	2,268
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,191
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	8,938
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	13,269

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,250	11,363
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	15,070	18,720
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	18,500	22,925
Oklahoma Development Finance Authority Highway Revenue	1.625%	7/6/23	12,500	12,635
Oklahoma Development Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/1/47	4,575	458
Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	670	752
Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	295	329
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/34	4,000	4,542
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	4,500	5,190
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	636
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	469
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	2,176
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	700	813
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/37	1,000	1,170
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/45	2,250	2,608
				111,658
Oregon (0.6%)
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/35	1,250	962
Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.250%	11/15/50	500	558
Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.375%	11/15/55	1,640	1,835
Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/30	2,120	2,657
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/39	1,400	1,693
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,305	8,601
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/50	965	1,240
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	695	728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	9,225	1,983
[4,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	12,900	2,774
[3,4]	Oregon State Business Development Commission Revenue, 9.000% coupon rate effective 4/1/22	0.000%	4/1/37	7,940	1,708
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	1,500	1,760
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	5,527
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	4,257
	Oregon State University College & University Revenue	5.000%	4/1/45	10,000	11,525
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,230	2,867
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,650	2,118
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,160	3,552
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,575	3,103
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,204
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	3,197
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,702
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,870	3,443
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/40	6,295	7,505
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,973
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	5,000	5,978
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	8,000	9,389
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	4,989
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	2,250	2,477
					106,305
Pennsylvania (7.2%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/35	1,985	2,045
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,748
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	2,510	3,260
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	8,070
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	5,597
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	10,000	11,529
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	5,373
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	2,150	2,342
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	1,020	1,190
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,636
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/33	2,000	2,323
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/50	2,075	2,500
[4]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	8,085	10,265
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	2,650	2,732
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	14,500	14,897
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,506
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	12,850	14,977
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	445	529
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	500	585
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,020	1,066
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/50	5,300	5,856
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/22	390	399
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/23	200	208
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	1,060
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,180	1,359
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,225	1,387
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	1,099
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	548
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/44	2,000	2,174
[5]	Bristol Township School District GO	4.000%	6/1/48	3,710	4,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	32,260	33,806
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,814
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	6,530
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	705	750
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	2,217
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,920
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,892
	Capital Region Water Sewer Revenue	5.000%	7/15/47	12,290	14,855
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	5,605	5,799
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	2,000	2,080
[4]	Chester County IDA (Woodlands at Graystone Project)	4.375%	3/1/28	275	310
[4]	Chester County IDA (Woodlands at Graystone Project)	5.000%	3/1/38	800	961
[4]	Chester County IDA (Woodlands at Graystone Project)	5.125%	3/1/48	1,048	1,247
	Chester County IDA Recreational Revenue	4.000%	12/1/51	2,115	2,533
[5]	Coatesville School District GO	0.000%	10/1/33	775	558
[5]	Coatesville School District GO	0.000%	10/1/37	2,050	1,223
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	10,225
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	5,355
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/41	3,275	3,312
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/45	3,000	3,322
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	16,641
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/22	725	740
[4]	Dauphin County General Authority College & University Revenue	6.250%	10/15/53	8,000	9,945
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	5,000	5,163
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,095	7,431
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	1,200	1,279
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	4,006
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,980	3,343
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	2,276
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,640	5,573
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	6,735

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
East Hempfield Township IDA College & University Revenue	5.000%	7/1/39	1,625	1,849
East Hempfield Township IDA College & University Revenue	5.000%	7/1/46	3,175	3,612
East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	1,200	1,310
East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	1,060	1,251
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	195	221
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	1,100
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	422
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,200	1,307
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	600	650
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	2,054
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	1,000	1,081
Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	10,500	12,329
Lackawanna County IDA College & University Revenue	4.000%	11/1/40	5,000	5,672
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/40	1,000	1,154
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	750	859
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	7,000	8,372
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/50	1,000	1,143
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,735
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,734
Lehigh County Authority Water Revenue	5.000%	12/1/43	2,065	2,271
Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	2,375	2,639
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.125%	7/1/32	2,710	2,781
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/42	4,150	4,245
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	3,351
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,200	11,580
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,500	8,757
Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,883
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	4,253
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	4,291

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	3,176
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,249
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,380
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,377
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	3,001
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	9,474
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	5,507
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,715
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/15/27	190	209
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/36	11,300	12,795
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	5,418
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	10,885	12,324
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/46	1,730	1,959
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	1,750	1,950
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	10,931
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,663
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,917
Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,728
Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	16,239
Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	11,890	13,558
Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	2,100	2,405
Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	870
Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/25	2,225	2,651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	6/30/26	870	1,052
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/28	895	1,068
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/29	10,000	11,874
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	8,950	10,467
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	6/30/24	350	396
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/26	750	904
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	757
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	10,025	11,651
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	10,992
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	10,772
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	12,935	15,220
[4]	Pennsylvania Economic Development Financing Authority Industrial Revenue PUT	9.000%	4/13/28	2,000	2,485
	Pennsylvania Economic Development Financing Authority Miscellaneous Revenue	5.500%	11/1/44	5,000	5,347
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	10,300	10,852
[6]	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	5,700	5,700
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24	35,000	36,386
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT	0.200%	10/15/21	7,000	7,000
[8]	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.420%	6/3/24	15,500	15,508
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/29	1,355	1,714
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	545
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	6,445	6,610

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	3,550	3,609
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	7,000	8,180
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	14,140	16,270
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,500	1,792
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	6,218
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	30,000	36,307
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	10,010	12,204
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	10,015	12,208
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,205	10,613
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,000	5,760
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,984
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	11,475	14,919
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	5,000	5,780
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,850
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	7,372
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	2,029
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	1,500	1,839
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,405	1,773
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	14,260
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	10,468
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	13,045	15,104
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	11,225	13,284
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	7,454
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	19,327
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	17,050	20,048
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,989
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	3,629
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	5,070	6,133
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	11,722
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	3,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	9,500	12,377
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	3,500	4,195
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	12,056
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	10,530	12,305
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	6,172
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,000	18,320
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	6,060	7,908
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	3,005	3,526
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	19,000	22,419
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	13,300	17,208
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,250	6,267
[3]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/24	0.000%	12/1/39	8,300	9,243
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	4,110	4,625
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,840	2,028
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,600	1,788
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	815	969
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	3,230	3,522
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,750	1,930
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,500	1,760
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,000	2,380
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,625	1,930
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,585	1,877
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,495
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,000	1,166
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,924
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	7,986
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	5,000	5,970
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	3,545	4,185
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	2,000	2,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	4,235	5,136
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/32	3,360	4,069
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,172
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,170
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	1,850	2,116
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/36	1,775	2,012
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	7,676
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	1,250	1,490
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	9,255	11,112
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,185
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,183
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/36	5,850	6,100
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	7,930	8,261
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	3,066
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	6,950
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	9,386
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,869
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	8,876
	Philadelphia PA GO	5.000%	8/1/32	8,235	9,678
	Philadelphia PA GO	5.000%	8/1/33	6,545	7,686
[2]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	3,424
[2]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,891
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	11,877
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	9,954
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	2,500	3,052
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	8,648
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	10,173
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	3,640	4,147
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,905
	Philadelphia School District GO	5.000%	9/1/34	2,450	3,089
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,758
	Pittsburgh PA GO	4.000%	9/1/32	500	586
	Pittsburgh PA GO	4.000%	9/1/33	510	597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	5.000%	8/15/40	8,125	9,123
[5]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	10,000	10,336
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,186
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,767
	Washington County Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23	490	504
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	250	300
[4]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	38,277
					1,358,341
Puerto Rico (1.4%)
[12]	Commonwealth of Puerto Rico GO	8.000%	7/1/35	4,500	3,836
[12]	Commonwealth of Puerto Rico GO	6.000%	7/1/39	5,000	4,800
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/24	5,380	5,623
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/47	34,055	41,129
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	7,501	7,222
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	8,461	7,758
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	32,183	28,109
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	528	396
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	96,493	109,660
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	955	1,085
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	196	226
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	10,368	3,476
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	991
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	47,860	55,806
					270,117
Rhode Island (0.5%)
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/41	1,000	1,201
[2]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	5.000%	5/15/27	10,040	11,736
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/28	2,505	3,053
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	6,286
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/30	2,105	2,556
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	1,165
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,569
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,526
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,199
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,972
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,168
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,857
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,457
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,481
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/42	2,000	2,390
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/47	8,350	9,949
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	5,183
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	8,500	9,728
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/22	875	929
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/24	1,350	1,546
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	1,003
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	6,000	6,095
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	5,234
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,603
					86,452
South Carolina (1.6%)
	Berkeley County SC	4.375%	11/1/49	1,500	1,705
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	7,650	8,789
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,720
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	11,110	13,033
[1]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	9,475	10,276
[9]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.750%	1/1/34	10,000	10,039
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	838
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/33	1,020	1,292
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/35	1,130	1,425
	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/46	2,275	2,433
	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/56	1,530	1,620

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	17,293
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	7,500	8,921
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	5,670
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/25	2,180	2,535
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/42	585	670
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/54	1,000	1,134
[4]	South Carolina Jobs-Economic Development Authority Resource Recovery Revenue	6.500%	6/1/51	4,750	4,996
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/27	4,000	4,956
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	2,000	2,538
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,572
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,520
	South Carolina Ports Authority Port, Airport & Marina Revenue, Prere.	5.250%	7/1/25	1,765	2,101
	South Carolina Ports Authority Port, Airport & Marina Revenue, Prere.	5.250%	7/1/25	8,480	10,093
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/40	5,000	5,964
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,000	5,743
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	2,310	2,634
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/35	7,940	9,047
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	5,000	5,703
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	9,265	10,567
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	1,310	1,573
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	1,150	1,335
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	4,607
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,654
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/33	1,305	1,453
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,184
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	6,108
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	3,810	4,548
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	5,745	6,341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	445	491
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	50	56
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	11,125	13,262
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	570	631
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/48	7,160	7,907
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	12,120	13,571
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	10,550	12,175
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/55	13,600	15,667
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	5,195	6,141
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	9,705	11,621
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	11,630	11,806
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	12/1/21	3,755	3,815
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	11,150	11,606
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,355	1,410
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,680	3,794
[2]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	2,500	2,950
					305,533
South Dakota (0.3%)
	County of Lincoln SD College & University Revenue	4.000%	8/1/56	3,040	3,419
	County of Lincoln SD College & University Revenue	4.000%	8/1/61	2,650	2,956
	Rapid City SD Sales Tax Revenue	4.000%	12/1/48	7,500	8,355
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	10,000	10,547
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	10,000	12,097
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	5,000	5,677
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	7,025	8,201
	South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,359
					55,611
Tennessee (1.7%)
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/31	3,400	3,233
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/37	2,900	2,635

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/47	3,485	2,945
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	2,000	2,581
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,390	1,784
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,186
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,040	3,597
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,181
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	1,000	1,254
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	12,385	15,444
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	6,500	6,960
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	7,600	8,545
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	10,280	11,526
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,344
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,776
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	3,750	4,262
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	2,000	2,354
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	2,750	3,237
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	525	638
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	994
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	500	674
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	450	570
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	900	1,127
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	2,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	4,000	4,801
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,000	5,972
	Metropolitan Government of Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	0.580%	8/1/24	1,200	1,200
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	5,219
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,500	4,641
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	2,910	3,826
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,200	2,879
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	6,175
[1]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	27,030	30,756
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	19,430	23,367
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	1,010	1,034
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,190	2,343
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	1,665	1,835
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	5,875	6,540
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	4,511
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	19,945
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	4,225	4,480
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	11,020	12,519
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	65,985	88,731
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	775	813
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Homeownership Program)	4.500%	1/1/38	75	76
					318,732
Texas (5.4%)
[4]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	2,541
[4]	Angelina & Neches River Authority Industrial Revenue PUT	0.350%	1/13/22	15,000	15,015
	Angelina & Neches River Authority Industrial Revenue PUT	0.450%	6/30/22	10,000	10,021
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,400
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,361
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,375
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	1,000	1,192
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	1,200	1,474
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	1,750	2,203
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,902
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,253
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,000	1,300
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,398
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	5,890	6,695
	Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	10,000	10,788
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,780	2,114
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	3,377
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,415
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,512
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,566
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,650	1,939
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	1,375	1,614
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/40	250	293
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	6,640
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,000	1,151
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	6,750	8,527
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	8,015	9,399
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	2,500	2,951
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	780	834
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	6,590	7,048
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	6,280	7,043
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	31,925	35,763
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	20,020
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	6,500	7,641
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	22,566
[4]	Crandall TX	4.125%	9/15/26	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Crandall TX	4.000%	9/15/31	200	202
[4]	Crandall TX	4.750%	9/15/31	200	201
[4]	Crandall TX	4.250%	9/15/41	750	752
[4]	Crandall TX	5.000%	9/15/41	250	251
[4]	Crandall TX	5.250%	9/15/51	250	252
[18]	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,200	9,679
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/21	17,455	17,662
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/33	5,065	6,108
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	4,175	5,041
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/21	10,000	10,119
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.450% coupon rate effective 10/1/23	0.000%	10/1/34	19,625	23,039
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	8,000	8,889
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	2,456
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	4,500	5,511
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	9,260	11,164
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,583
	Harris County TX Highway Revenue	5.000%	8/15/34	1,685	2,040
	Harris County TX Highway Revenue	5.000%	8/15/35	5,015	6,057
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	561
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	561
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,235
	Hays County TX	7.000%	9/15/45	4,500	4,705
[4]	Hays County TX	4.000%	9/15/50	1,000	1,055
	Houston TX Airport System Industrial Revenue	4.750%	7/1/24	5,000	5,364
	Houston TX Airport System Industrial Revenue	5.000%	7/1/29	13,150	14,483
	Houston TX Airport System Industrial Revenue	6.500%	7/15/30	4,000	4,025
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,595
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,303
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,804
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,854
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,554
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,829
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	4,035
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	2,158
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	2,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/39	2,500	3,024
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	2,230	2,692
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/41	2,000	2,407
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/46	10,000	11,880
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/48	5,000	5,930
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	900	939
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,798
	Kaufman County TX GO	4.000%	2/15/45	1,750	2,069
	Liberty Hill Independent School District GO	3.000%	2/1/39	2,425	2,699
	Liberty Hill Independent School District GO	3.000%	2/1/41	2,000	2,218
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/38	3,115	4,053
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	6,375
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/46	5,130	6,535
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	3,250	4,062
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,000	6,338
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/51	6,500	8,233
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	1,420	1,721
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	1,055	1,274
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	1,385	1,670
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	5,050	6,045
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/45	9,500	10,916
	Matagorda County Navigation District No. 1 Industrial Revenue PUT	0.900%	9/1/23	4,500	4,537
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	190	148
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,000	780
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,250	975
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	500	390
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	2,750	2,145
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,267
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	3,675	4,154
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	9,246
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,532
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,774
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	8,257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	10.000%	12/1/25	5,000	5,354
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	850	945
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,459
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	4,316
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,550	1,713
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,871
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	6,600	7,232
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/46	2,500	2,707
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	2,000	2,208
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/52	2,150	2,321
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/55	6,175	6,937
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	5,039
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	3,000	3,253
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	5,139
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,520	13,423
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/43	4,370	4,613
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	626
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	2,327
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,139
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/40	1,000	1,122
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	4,200	3,633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/47	15,500	13,330
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,757
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,686
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	6,694
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	1,126
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	7,700	8,748
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	4,150	4,696
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	8,000	9,175
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	4,845	7,047
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10,000	11,960
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	35,800	43,011
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	8,000	8,161
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	1,000	898
	Pearland Independent School District GO	5.250%	2/15/32	10,000	12,148
[4]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,816
[4]	Port Beaumont Navigation District Port, Airport & Marina Revenue	4.000%	1/1/50	3,875	4,018
[6]	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,294
[6]	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,291
[6]	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,339
[6]	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,399
[6]	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,466
[6]	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,539
[6]	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,805
[6]	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,946
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	300	356
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/46	6,570	7,654
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/24	7,790	8,954
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,194
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	7,510	9,729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	4,755	5,705
[1,4]	San Francisco CA City & County Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	8,995	8,995
	San Marcos TX	5.625%	9/1/50	900	991
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,925	7,327
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	6,095	6,654
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,870
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,998
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	935	951
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	260	277
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	325	361
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	346
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,191
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	931
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	950	1,192
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,545	4,551
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	4,180	5,478
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	2,690	3,589
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	6,925	9,389
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	4,000	5,504
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	7,500	8,697
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	8,838
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	2,044
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	2,089
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	3,551
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	2,195
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	2,075
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,826
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,305	1,582
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	2,422
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,650	1,995
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,208
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,201
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,000	3,603
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	2,500	2,993
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	12/31/38	13,635	15,495
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/40	9,540	10,872
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	6.750%	6/30/43	24,790	28,027
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/45	5,000	5,665
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/50	6,000	6,781
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	20,000	24,822
	Texas Transportation Commission Highway Revenue	0.000%	8/1/34	1,300	885
	Texas Transportation Commission Highway Revenue	0.000%	8/1/35	1,200	774
	Texas Transportation Commission Highway Revenue	0.000%	8/1/36	1,000	612
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	13,000	15,319
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,085	6,062
	University of Houston College & University Revenue	5.000%	2/15/37	7,205	8,517
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/35	1,600	1,842
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/37	1,500	1,720
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	2,750	3,133
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,700	1,925
					1,016,450
Utah (0.6%)
	Granite School District Board of Education GO	5.000%	6/1/30	1,915	2,593
[4]	Mida Mountain Village Public Infrastructure District Revenue	4.000%	8/1/50	5,000	5,302
[6]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/38	17,890	21,603
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	8,632
[6]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	25,365	30,548
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	19,556
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,315	1,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	5,100
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,050	4,589
[5]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	6,328
					105,744
Vermont (0.2%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	7,827
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	5,800	6,637
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/37	1,500	1,789
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/38	1,785	2,126
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/39	1,130	1,344
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/25	1,010	1,168
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/26	1,375	1,633
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	1,061
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	516
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,551
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	676
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,247
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	673
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	1,010
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	694
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	790	841
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	735
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	800	851
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	3,805	3,953
	Vermont Student Assistance Corp. Student Loan Revenue	2.375%	6/15/39	3,875	3,913
					40,245
Virgin Islands (0.1%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/21	250	250
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,465
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	5,287
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,740
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,437
					22,733
Virginia (1.3%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	370	508
	Amelia County IDA Resource Recovery Revenue	1.450%	4/1/27	3,000	3,066
	Charles City County Economic Development Authority Resource Recovery Revenue	1.450%	4/1/27	1,300	1,329
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	13,500	16,091
[3]	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue, 4.875% coupon rate effective 7/15/23	0.000%	7/15/40	7,800	8,613
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.125%	1/1/43	4,750	4,788
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	1,425	1,594
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	2,000	2,230
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,286
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,110
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,550	5,711
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,435	1,575
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	1,690	1,854
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	818
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,774
[4]	Newport News IDA Revenue	5.330%	7/1/45	17,000	19,293
[4]	Peninsula Town Center Community Development Authority	5.000%	9/1/45	2,300	2,538
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	3,058
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	3,162
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	3,197
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,414
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,202
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,895
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	8,000	8,638
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	7,250	8,050
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	2,000	2,216
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	7,340	9,635
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/33	7,715	10,097
	Virginia Small Business Financing Authority Highway Revenue	5.250%	1/1/32	12,670	13,222
	Virginia Small Business Financing Authority Highway Revenue	6.000%	1/1/37	12,310	12,943
	Virginia Small Business Financing Authority Highway Revenue	5.500%	1/1/42	13,350	13,957
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project)	5.000%	12/31/56	49,075	59,082
	Virginia State College Building Authority College & University Revenue	3.000%	9/1/38	2,985	3,342
	Virginia State College Building Authority College & University Revenue	3.000%	9/1/39	3,005	3,355
	Virginia State College Building Authority College & University Revenue	3.000%	9/1/40	2,775	3,092
					241,848
Washington (1.6%)
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,491
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/38	1,515	1,835
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/26	4,165	5,000
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/26	900	1,083
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/27	6,835	8,425
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/29	4,000	4,862
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/30	9,215	11,167
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/31	8,000	9,660
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/33	2,500	2,825
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/33	5,500	6,611
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,999
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/35	6,150	6,935

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	10,000	11,978
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	3,680	4,408
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	8,012
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	8,235
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	10,605	14,058
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/40	5,000	5,612
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	11,270	13,621
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/41	14,025	16,833
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/37	8,835	10,688
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/38	9,275	11,199
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/29	1,785	2,071
[4]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	6,157
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	5,510	6,213
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	4,500	5,112
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	5,142
[1,4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	8/6/21	5,635	5,635
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	5,014
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,815	4,784
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/37	4,735	5,361
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,718
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	13,260	15,651
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	25,000	29,831
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	2,500	3,173
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	6.750%	7/1/35	820	913
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,125	2,360
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	7.000%	7/1/45	2,000	2,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	4,500	4,945
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	7,300	8,009
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	10,182
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Project)	5.000%	1/1/55	1,000	1,133
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	2,129
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	1,215
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	1,100	1,204
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,721
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	5,800	6,298
					309,733
West Virginia (0.3%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	2,000	2,325
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	5,695
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/47	6,985	8,405
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	8,583
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	7,500	9,145
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	6/1/23	5,130	5,615
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	5,000	5,484
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	2,250	2,511
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,423
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	6,768
	West Virginia State School Building Authority Lottery Revenue	3.000%	7/1/33	1,540	1,703
					57,657
Wisconsin (1.9%)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/31	4,480	5,227
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/32	4,880	5,671
	Milwaukee WI GO	4.000%	4/1/32	5,050	6,285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	5,061
	Platteville Redevelopment Authority College & University Revenue	5.000%	7/1/42	3,000	3,102
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	595	648
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	3,227
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	555
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	820	907
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	854
[4]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	3,419
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	1,209
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,707
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,982
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,100	2,352
[4]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,580
[4]	Public Finance Authority Charter School Aid Revenue (WFCS Portfolio Project)	5.000%	1/1/56	1,000	1,184
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,644
	Public Finance Authority College & University Revenue	5.250%	10/1/48	5,225	6,117
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,283
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,277
[4]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	6,000	6,892
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,452
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	5,448
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	728
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	1,000	1,109
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	4,394
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	848
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/42	1,230	1,361
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	28,707
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,750	2,065
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	15,186
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	1,225	1,356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,584
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	2,000	2,291
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	1,400	1,647
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	2,244
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	2,015
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/52	2,300	2,546
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,483
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	2,461
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/22	1,425	1,465
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/23	1,000	1,059
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,684
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	5,572
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	7,227
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,610
[4]	Public Finance Authority Miscellaneous Revenue	7.000%	12/1/50	15,000	17,529
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/22	1,290	1,312
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	12,000	12,456
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	3,050	3,166
[4]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	28,700	30,879
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/42	6,825	7,058
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/42	4,500	4,652
[4]	Public Finance Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	3,500	3,638
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/46	20,425	23,930
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	9,300	10,653
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	4,715	5,504
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,236
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,095	2,440

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	20,000	22,634
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,950	2,135
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	1,057
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	1,900	2,246
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/44	3,155	3,607
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	2,000	2,167
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/1/48	3,000	3,224
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,100	3,645
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,000	17,648
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	4,450
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	3,500	3,770
				356,761
Wyoming (0.0%)
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	61
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	55	67
Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	910
				1,038
Total Tax-Exempt Municipal Bonds (Cost $16,734,529)				18,158,576
			Shares
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
VanEck Vectors High Yield Muni ETF (Cost $14,330)			225	14,371

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[19]	Vanguard Municipal Cash Management Fund (Cost $717,647)	0.024%	7,175,907	717,734
Total Investments (100.6%) (Cost $17,466,506)				18,890,681
Other Assets and Liabilities—Net (-0.6%)				(114,413)
Net Assets (100%)				18,776,268
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Step bond.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $1,672,815,000, representing 8.9% of net assets.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2021.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
12	Non-income-producing security—security in default.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
18	Securities with a value of $3,458,000 have been segregated as initial margin for open futures contracts.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	1,697	211,184	952

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2021	(682)	(102,471)	(3,518)
Ultra Long U.S. Treasury Bond	September 2021	(282)	(56,268)	(3,970)
				(7,488)
				(6,536)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	14,371	—	—	14,371
Tax-Exempt Municipal Bonds	—	18,158,576	—	18,158,576
Temporary Cash Investments	717,734	—	—	717,734
Total	732,105	18,158,576	—	18,890,681
Derivative Financial Instruments
Assets
Futures Contracts[1]	952	—	—	952
Liabilities
Futures Contracts[1]	7,488	—	—	7,488
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.